SUPPLEMENT DATED JULY 17, 2003 TO THE
           STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR:

                             USALLIANZ(R) LIFEFUND (SM)
                              USALLIANZ ALTERITY(R)
                             USALLIANZ CHARTER (TM) II
                              USALLIANZ REWARDS(R)
                       USALLIANZ VALUEMARK(R) INCOME PLUS
                         USALLIANZ VALUEMARK(R) II & III
                            USALLIANZ VALUEMARK(R) IV
                              USALLIANZ HIGH FIVE(TM)

                                    ISSUED BY
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA,
       ALLIANZ LIFE VARIABLE ACCOUNT A AND ALLIANZ LIFE VARIABLE ACCOUNT B

EFFECTIVE MAY 31, 2003 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA PURCHASED DELAWARE VALLEY FINANCIAL SERVICES, INC.

THE FOLLOWING REPLACES THE INFORMATION IN "THE SERVICE CENTER" SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE POLICY ISSUED BY ALLIANZ LIFE VARIABLE ACCOUNT A, AND IS ADDED TO THE STATEMENT OF ADDITIONAL INFORMATION FOLLOWING THE "DISTRIBUTOR" SECTION FOR CONTRACTS ISSUED BY ALLIANZ LIFE VARIABLE ACCOUNT B.

THE SERVICE CENTER

Effective May 31, 2003 Allianz Life has purchased Delaware Valley Financial Services, Inc. (DVFS), which performs certain administrative services regarding the Contracts. DVFS is now a wholly-owned subsidiary of Allianz Life. The
Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,
o    Maintenance of Contract Owner records,
o Processing and mailing of account statements and other mailings to Contract Owners, and
o    Routine customer service including:

     -    Responding to Contract Owner correspondence and inquiries,
     -    Processing of Contract changes,
     -    Processing withdrawal requests (both partial and total), and
     -    Processing annuitization requests.


                                                                    SAI-001-0503